LVIP Delaware Social Awareness Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.38%
Aerospace & Defense–0.38%
Spirit AeroSystems Holdings Class A	31,200	$ 2,565,888
		2,565,888
Airlines–0.70%
Southwest Airlines	89,200	4,817,692
		4,817,692
Auto Components–0.69%
BorgWarner	128,200	4,702,376
		4,702,376
Banks–5.45%
Comerica	52,300	3,451,277
East West Bancorp	84,900	3,760,221
JPMorgan Chase & Co.	138,200	16,264,758
KeyCorp	341,000	6,083,440
US Bancorp	140,191	7,758,170
		37,317,866
Beverages–1.41%
PepsiCo	70,500	9,665,550
		9,665,550
Biotechnology–1.79%
†Celgene	28,330	2,813,169
†Neurocrine Biosciences	42,800	3,856,708
†Vertex Pharmaceuticals	33,000	5,590,860
		12,260,737
Capital Markets–3.21%
BlackRock	14,600	6,506,344
Intercontinental Exchange	68,976	6,364,416
Raymond James Financial	57,500	4,741,450
State Street	74,000	4,380,060
		21,992,270
Chemicals–1.72%
Corteva	54,133	1,515,724
Dow	54,133	2,579,437
DuPont de Nemours	70,392	5,019,654
Linde	13,900	2,692,708
		11,807,523
Communications Equipment–1.56%
Cisco Systems	216,310	10,687,877
		10,687,877
Construction & Engineering–0.62%
Quanta Services	112,200	4,241,160
		4,241,160
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–0.92%
Capital One Financial	68,950	$ 6,273,071
		6,273,071
Containers & Packaging–0.97%
WestRock	182,857	6,665,138
		6,665,138
Diversified Telecommunication Services–1.91%
AT&T	344,860	13,049,502
		13,049,502
Electric Utilities–1.19%
PPL	257,900	8,121,271
		8,121,271
Electrical Equipment–1.30%
Eaton	29,300	2,436,295
Emerson Electric	50,700	3,389,802
Rockwell Automation	18,800	3,098,240
		8,924,337
Entertainment–2.40%
Cinemark Holdings	90,100	3,481,464
Walt Disney	99,596	12,979,351
		16,460,815
Equity Real Estate Investment Trusts–4.65%
American Tower	38,780	8,575,421
Brixmor Property Group	245,800	4,987,282
Camden Property Trust	45,800	5,084,258
Prologis	75,868	6,465,471
Simon Property Group	43,300	6,739,645
		31,852,077
Food & Staples Retailing–0.92%
Casey's General Stores	39,200	6,317,472
		6,317,472
Food Products–1.05%
General Mills	130,700	7,204,184
		7,204,184
Gas Utilities–0.37%
South Jersey Industries	77,500	2,550,525
		2,550,525
Health Care Equipment & Supplies–3.91%
Abbott Laboratories	100,010	8,367,837
Becton Dickinson & Co.	28,400	7,184,064
†DexCom	35,300	5,268,172
†Edwards Lifesciences	27,240	5,990,348
		26,810,421
LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–1.05%
Cigna	47,470	$ 7,205,471
		7,205,471
Hotels, Restaurants & Leisure–2.79%
Aramark	203,357	8,862,298
Starbucks	116,052	10,261,318
		19,123,616
Household Durables–0.56%
Toll Brothers	94,200	3,866,910
		3,866,910
Industrial Conglomerates–1.50%
Roper Technologies	28,800	10,270,080
		10,270,080
Insurance–3.08%
Axis Capital Holdings	36,669	2,446,556
Prudential Financial	57,669	5,187,327
Reinsurance Group of America	40,300	6,443,164
Travelers	47,166	7,013,112
		21,090,159
Interactive Media & Services–5.46%
†Alphabet Class A	23,400	28,574,676
†Facebook Class A	49,400	8,797,152
		37,371,828
Internet & Direct Marketing Retail–3.67%
†Amazon.com	14,500	25,170,695
		25,170,695
IT Services–3.30%
Accenture Class A	59,600	11,464,060
Visa Class A	64,773	11,141,604
		22,605,664
Life Sciences Tools & Services–1.25%
Thermo Fisher Scientific	29,470	8,583,727
		8,583,727
Machinery–3.95%
Deere & Co.	38,600	6,511,048
†Gates Industrial	143,600	1,446,052
Ingersoll-Rand	58,800	7,244,748
Lincoln Electric Holdings	42,000	3,643,920
Parker-Hannifin	45,322	8,185,606
		27,031,374
Media–1.84%
Comcast Class A	259,800	11,711,784
Fox Class A	28,300	892,440
		12,604,224
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–2.92%
ConocoPhillips	99,700	$ 5,680,906
Diamondback Energy	60,800	5,466,528
EOG Resources	57,500	4,267,650
Pioneer Natural Resources	36,700	4,615,759
		20,030,843
Pharmaceuticals–5.58%
Allergan	29,673	4,993,669
Johnson & Johnson	98,320	12,720,642
Merck & Co.	128,700	10,833,966
Pfizer	269,800	9,693,914
		38,242,191
Road & Rail–1.76%
†Lyft Class A	13,250	541,130
†Uber Technologies	17,750	540,842
Union Pacific	67,700	10,966,046
		12,048,018
Semiconductors & Semiconductor Equipment–3.27%
Broadcom	31,000	8,558,170
Intel	182,700	9,414,531
Texas Instruments	34,200	4,420,008
		22,392,709
Software–10.86%
†Adobe Systems	31,100	8,591,375
Microsoft	246,900	34,326,507
†PTC	66,400	4,527,152
†salesforce.com	57,800	8,579,832
†ServiceNow	24,400	6,193,940
SS&C Technologies Holdings	134,224	6,921,932
†Tyler Technologies	20,100	5,276,250
		74,416,988
Specialty Retail–3.26%
Home Depot	77,835	18,059,277
Tractor Supply	46,900	4,241,636
		22,300,913
Technology Hardware, Storage & Peripherals–4.38%
Apple	134,000	30,011,980
		30,011,980
Textiles, Apparel & Luxury Goods–1.20%
NIKE Class B	87,600	8,227,392
		8,227,392
Thrifts & Mortgage Finance–0.58%
†MGIC Investment	317,164	3,989,923
		3,989,923
Total Common Stock (Cost $409,877,220)		680,872,457

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.61%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	4,219,008	$ 4,219,008
Total Money Market Fund (Cost $4,219,008)		4,219,008

TOTAL INVESTMENTS–99.99% (Cost $414,096,228)	685,091,465
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	47,173
NET ASSETS APPLICABLE TO 17,930,372 SHARES OUTSTANDING–100.00%	$685,138,638

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Social Awareness Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$680,872,457	$—	$—	$680,872,457
Money Market Fund	4,219,008	—	—	4,219,008
Total Investments	$685,091,465	$—	$—	$685,091,465
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years,
LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund
Notes (continued)
 3. Recent Accounting Pronouncements (continued)
beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Delaware Social Awareness Fund–5